Contract liability (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Explanation of Changes in Contract Liabilities
The table below presents the movement on the contract liability:

	Contract liability at January 1,	Additions	Recognized as revenue	Contract liability at December 31,
in CHF thousands	2024			2024
Novartis	4,333	—	(4,333)	—
Balance	4,333	—	(4,333)	—

	Contract liability at January 1,	Additions	Recognized as revenue	Contract liability at December 31,
in CHF thousands	2023			2023
Novartis	10,046	—	(5,713)	4,333
Balance	10,046	—	(5,713)	4,333